Segment Reporting - Schedule of Primary Reportable Segments (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Schedule of Primary Reportable Segments [Line Items]
Revenue	$ 8,939,989	$ 8,153,546	$ 5,712,480
Costs of services	3,014,119	2,840,112	1,502,255
Selling expenses and general administrative	8,723,031	10,335,481	8,761,031
Segment loss (income)	2,797,161	5,022,047	4,550,806
Depreciation expense	409,899	425,783	407,013
Stock-based compensation expense	972,879	1,977,187	2,061,810
Other income	(1,619,373)	(495,276)	(186,137)
Interest income	(37,337)	(22,731)	(53,089)
Foreign exchange gain			(5)
Loss before income taxes	2,523,229	6,907,010	6,780,398
Income taxes (recovery)	3,384	(335,826)	289,464
Net loss	2,526,613	6,571,184	7,069,862
Segmented assets	25,776,006	23,291,327	19,209,136
Goodwill allocation	2,652,772	2,652,772	2,652,766
QHI [Member]
Schedule of Primary Reportable Segments [Line Items]
Revenue	2,232,978	3,927,988	3,946,380
Costs of services	440,622	997,763	837,055
Selling expenses and general administrative	4,191,445	5,916,980	5,242,103
Segment loss (income)	2,399,089	2,986,755	2,132,778
Segmented assets	7,930,605	7,239,296	8,414,389
Goodwill allocation
DC [Member]
Schedule of Primary Reportable Segments [Line Items]
Revenue	356,623	607,697
Costs of services	128,727	57,814
Selling expenses and general administrative	648,466	773,803
Segment loss (income)	420,570	223,920
Segmented assets	1,711,669	1,516,949
Goodwill allocation	840,855	840,855
DU [Member]
Schedule of Primary Reportable Segments [Line Items]
Revenue	6,350,388	3,617,861	1,766,100
Costs of services	2,444,770	1,784,535	665,200
Selling expenses and general administrative	3,242,236	2,889,853	2,053,130
Segment loss (income)	(663,382)	1,056,527	952,230
Segmented assets	12,375,091	10,684,732	8,540,087
Goodwill allocation	1,811,917	1,811,917	1,811,917
Other [Member]
Schedule of Primary Reportable Segments [Line Items]
Revenue
Costs of services
Selling expenses and general administrative	640,884	754,845	1,465,798
Segment loss (income)	640,884	754,845	1,465,798
Segmented assets	3,758,641	3,850,350	2,254,660
Goodwill allocation			840,849
Tuition and academic programs [Member]
Schedule of Primary Reportable Segments [Line Items]
Revenue	7,550,146	7,472,307	4,995,668
Tuition and academic programs [Member] | QHI [Member]
Schedule of Primary Reportable Segments [Line Items]
Revenue	1,928,160	3,529,015	3,324,072
Tuition and academic programs [Member] | DC [Member]
Schedule of Primary Reportable Segments [Line Items]
Revenue	196,371	607,697
Tuition and academic programs [Member] | DU [Member]
Schedule of Primary Reportable Segments [Line Items]
Revenue	5,425,615	3,335,595	1,671,596
Tuition and academic programs [Member] | Other [Member]
Schedule of Primary Reportable Segments [Line Items]
Revenue
Collaborative education services [Member]
Schedule of Primary Reportable Segments [Line Items]
Revenue	818,665	174,655	94,504
Collaborative education services [Member] | QHI [Member]
Schedule of Primary Reportable Segments [Line Items]
Revenue
Collaborative education services [Member] | DC [Member]
Schedule of Primary Reportable Segments [Line Items]
Revenue
Collaborative education services [Member] | DU [Member]
Schedule of Primary Reportable Segments [Line Items]
Revenue	818,665	174,655	94,504
Collaborative education services [Member] | Other [Member]
Schedule of Primary Reportable Segments [Line Items]
Revenue
Student accommodation and other related services [Member]
Schedule of Primary Reportable Segments [Line Items]
Revenue	455,453	506,584	622,308
Student accommodation and other related services [Member] | QHI [Member]
Schedule of Primary Reportable Segments [Line Items]
Revenue	304,818		622,308
Student accommodation and other related services [Member] | DC [Member]
Schedule of Primary Reportable Segments [Line Items]
Revenue	44,527
Student accommodation and other related services [Member] | DU [Member]
Schedule of Primary Reportable Segments [Line Items]
Revenue	106,108	107,611
Student accommodation and other related services [Member] | Other [Member]
Schedule of Primary Reportable Segments [Line Items]
Revenue
Application and advisory services [Member]
Schedule of Primary Reportable Segments [Line Items]
Revenue	115,725
Application and advisory services [Member] | QHI [Member]
Schedule of Primary Reportable Segments [Line Items]
Revenue		398,973
Application and advisory services [Member] | DC [Member]
Schedule of Primary Reportable Segments [Line Items]
Revenue	115,725
Application and advisory services [Member] | DU [Member]
Schedule of Primary Reportable Segments [Line Items]
Revenue
Application and advisory services [Member] | Other [Member]
Schedule of Primary Reportable Segments [Line Items]
Revenue